Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.29088%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,571,742.52

Principal:
Principal Collections	$18,727,469.12
Prepayments in Full	$12,460,959.05
Liquidation Proceeds	$361,501.04
Recoveries	$274,995.03
Sub Total	$31,824,924.24
Collections	$33,396,666.76

Purchase Amounts:
Purchase Amounts Related to Principal	$62,186.46
Purchase Amounts Related to Interest	$258.76
Sub Total	$62,445.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,459,111.98

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,459,111.98
Servicing Fee	$609,476.83	$609,476.83	$0.00	$0.00	$32,849,635.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,849,635.15
Interest - Class A-2a Notes	$17,913.68	$17,913.68	$0.00	$0.00	$32,831,721.47
Interest - Class A-2b Notes	$561.96	$561.96	$0.00	$0.00	$32,831,159.51
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$32,157,227.09
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$31,946,551.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,946,551.51
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$31,876,474.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,876,474.51
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$31,827,124.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,827,124.51
Regular Principal Payment	$28,747,308.21	$28,747,308.21	$0.00	$0.00	$3,079,816.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,079,816.30
Residual Released to Depositor	$0.00	$3,079,816.30	$0.00	$0.00	$0.00
Total		$33,459,111.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,747,308.21
Total					$28,747,308.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,434,266.39	$31.98	$17,913.68	$0.05	$11,452,180.07	$32.03
Class A-2b Notes	$2,398,260.47	$31.98	$561.96	$0.01	$2,398,822.43	$31.99
Class A-3 Notes	$14,914,781.35	$34.49	$673,932.42	$1.56	$15,588,713.77	$36.05
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$28,747,308.21	$21.85	$1,022,510.64	$0.78	$29,769,818.85	$22.63

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$11,434,266.39	0.0319768	$0.00	0.0000000
Class A-2b Notes	$2,398,260.47	0.0319768	$0.00	0.0000000
Class A-3 Notes	$432,470,000.00	1.0000000	$417,555,218.65	0.9655126
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$643,092,526.86	0.4887130	$614,345,218.65	0.4668667

Pool Information
Weighted Average APR	2.730%	2.727%
Weighted Average Remaining Term	42.80	41.95
Number of Receivables Outstanding	33,777	32,944
Pool Balance	$731,372,190.63	$699,711,093.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$677,091,312.79	$647,869,088.13
Pool Factor	0.5133159	0.4910945

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$51,842,005.55
Targeted Overcollateralization Amount	$85,365,875.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,365,875.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$48,981.28
(Recoveries)		36	$274,995.03
Net Loss for Current Collection Period			$(226,013.75)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.3708%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5522%
Second Prior Collection Period			0.2656%
Prior Collection Period			0.2136%
Current Collection Period			-0.3790%
Four Month Average (Current and Prior Three Collection Periods)			0.1631%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,724	$5,275,648.13
(Cumulative Recoveries)			$967,037.42
Cumulative Net Loss for All Collection Periods			$4,308,610.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3024%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,060.12
Average Net Loss for Receivables that have experienced a Realized Loss			$2,499.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	165	$4,180,524.88
61-90 Days Delinquent	0.07%	16	$462,630.86
91-120 Days Delinquent	0.01%	2	$47,862.70
Over 120 Days Delinquent	0.05%	9	$321,735.35
Total Delinquent Receivables	0.72%	192	$5,012,753.79

Repossession Inventory:
Repossessed in the Current Collection Period		13	$348,430.29
Total Repossessed Inventory		22	$551,475.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0721%
Prior Collection Period			0.0859%
Current Collection Period			0.0820%
Three Month Average			0.0800%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1189%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	19

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	83	$2,478,871.16
2 Months Extended	103	$2,933,932.02
3+ Months Extended	12	$315,780.00

Total Receivables Extended	198	$5,728,583.18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer